Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
September 30, 2024

Dates Covered
Collections Period	09/01/24 - 09/30/24
Interest Accrual Period	09/16/24 - 10/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/24	133,233,654.31	17,275
Yield Supplement Overcollateralization Amount 08/31/24	1,494,921.01	0
Receivables Balance 08/31/24	134,728,575.32	17,275
Principal Payments	10,011,583.05	393
Defaulted Receivables	97,759.39	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/24	1,310,883.11	0
Pool Balance at 09/30/24	123,308,349.77	16,873

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.45%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	2,332,354.87	204
Past Due 61-90 days	572,226.95	45
Past Due 91-120 days	178,159.39	14
Past Due 121+ days	0.00	0
Total	3,082,741.21	263

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.47%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Delinquency Trigger Occurred	NO

Recoveries	211,522.62
Aggregate Net Losses/(Gains) - September 2024	(113,763.23)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-1.01%
Prior Net Losses/(Gains) Ratio	-0.30%
Second Prior Net Losses/(Gains) Ratio	-0.25%
Third Prior Net Losses/(Gains) Ratio	0.24%
Four Month Average	-0.33%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.31%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	123,308,349.77
Weighted Average Contract Rate	4.26%
Weighted Average Contract Rate, Yield Adjusted	5.74%
Weighted Average Remaining Term	18.67

Flow of Funds	$ Amount
Collections	10,696,291.20
Investment Earnings on Cash Accounts	53,771.83
Reserve Fund Balance	12,588,844.52
Servicing Fee	(112,273.81)
Aggregate Purchase Amount	124,716,992.27
Transfer to Collection Account	-
Available Funds	147,943,626.01

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	35,705.13
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	3,601,246.90
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	123,308,349.77
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	20,949,048.46

Total Distributions of Available Funds	147,943,626.01

Servicing Fee	112,273.81
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 09/16/24	126,909,596.67
Principal Paid	126,909,596.67
Note Balance @ 10/15/24	0.00

Class A-1
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-2
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-3
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-4
Note Balance @ 09/16/24	70,239,596.67
Principal Paid	70,239,596.67
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class B
Note Balance @ 09/16/24	37,770,000.00
Principal Paid	37,770,000.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class C
Note Balance @ 09/16/24	18,900,000.00
Principal Paid	18,900,000.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	84,980.88
Total Principal Paid	126,909,596.67
Total Paid	126,994,577.55

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.61000%
Interest Paid	35,705.13
Principal Paid	70,239,596.67
Total Paid to A-4 Holders	70,275,301.80

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	37,770,000.00
Total Paid to B Holders	37,797,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	18,900,000.00
Total Paid to C Holders	18,921,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0676739
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	101.0635933
Total Distribution Amount	101.1312672

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.3412840
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	671.3782897
Total A-4 Distribution Amount	671.7195737

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1000.0000000
Total B Distribution Amount	1,000.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1000.0000000
Total C Distribution Amount	1,001.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	28.38
Noteholders' Principal Distributable Amount	971.62

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/24	12,588,844.52
Investment Earnings	52,148.52
Investment Earnings Paid	(52,148.52)
Deposit/(Withdrawal)	(12,588,844.52)
Balance as of 10/15/24	0.00
Change	(12,588,844.52)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$662,312.40	$676,161.34	$1,005,957.72
Number of Extensions	65	62	86
Ratio of extensions to Beginning of Period Receivables Balance	0.49%	0.46%	0.64%